Expense Example - Prudential Day One 2030 Fund	R1 1 Year	R1 3 Years	R1 5 Years	R1 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R3 1 Year	R3 3 Years	R3 5 Years	R3 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R5 1 Year	R5 3 Years	R5 5 Years	R5 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	117	2,178	4,019	7,806	92	353	635	1,438	77	317	577	1,319	66	4,328	7,035	10,235	56	252	464	1,076	41	179	328	764